RELATED PARTIES - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of transactions between related parties [line items]
Purchase of interests in investments accounted for using equity method | CAD				CAD 7,000,000	CAD 2,000,000
Defined benefit plan, balance payable | CAD		CAD 0		0	CAD 0
Canada Kuwait Petrochemical Corporation
Disclosure of transactions between related parties [line items]
Purchase of interests in investments accounted for using equity method		CAD 7,000,000	$ 13	CAD 13,000,000
Ownership Interest			50.00%	50.00%
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Purchase of interests in investments accounted for using equity method | $	$ 10		$ 23
Commitments to advance to related party | $			$ 102